INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of current investments

	As of December 31,
Current	2018	2017

Mutual funds (1)	4,050	7,620
Bills issued by the Argentine Central Bank ("LEBACs") (2)	—	527
Bills issued by the Treasury of the Argentine Republic ("LETEs") (2)	1,015	—
Bills issued by the Treasury Department of the U.S. ("T-Bills") (2)	3,493	—
Capitalizable bills issued by the Treasury of the Argentine Republic ("LECAPs") (2)	77	—
TOTAL	8,635	8,147

(1)	Measured at fair value through profit or loss.

(2)	Measured at fair value through other comprehensive income.

	As of December 31,
Non current	2018	2017

Contribution to risk funds (3)	527	—
TOTAL	527	—

(3)
On December 27, 2018, the Company signed an agreement pursuant to which the Company made a contribution to the risk fund of a Mutual Guarantee Company. Such contribution accrues an interest which is collectible on a quarterly basis. As of December 31, 2018, the Company has recorded 527 as a non current investment, measured at amortised cost.